Advances from Federal Home Loan Bank of New York ("FHLB") (Tables)	12 Months Ended
Mar. 31, 2016
Banking And Thrift [Abstract]
Schedule of Maturities and Weighted Average Fixed Interest Rates of FHLB Advances

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2016		2015
		Weighted		Weighted
		Average		Average
	Balance	Interest Rate	Balance	Interest Rate
	(Dollars In Thousands)
Due one year or less	$119,000	0.74%	$65,000	0.91%
After one to two years	60,500	2.56	—	—
After two to three years	37,000	2.20	32,500	3.82
After three to four years	—	—	10,000	4.04
After four to five years	15,000	1.95	—	—
	$231,500	1.53%	$107,500	2.08%

Summary of Carrying Value of Collateral Pledged for Advances

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2016	2015
	(In Thousands)
Securities held to maturity:
Debt securities - Government-sponsored enterprises	$—	$10,000
Mortgage-backed securities	83,416	102,017
One- to four-family real estate mortgage	311,895	—
	$395,311	$112,017